Sales revenue from contracts with customers - Additional information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	100.00%	100.00%	100.00%
Terpel [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	16.00%	14.00%	14.30%
Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	10.00%